Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Growth Fund

Shares	Description	Value (†)
Common Stocks — 97.8% of Net Assets
	Aerospace & Defense — 4.8%
3,631,119	Boeing Co.(a)	$786,028,330
	Air Freight & Logistics — 1.4%
1,411,916	Expeditors International of Washington, Inc.	230,114,070
	Automobiles — 8.4%
3,279,598	Tesla, Inc.(a)	1,379,398,919
	Beverages — 3.7%
6,322,033	Monster Beverage Corp.(a)	607,673,812
	Biotechnology — 4.9%
481,939	Regeneron Pharmaceuticals, Inc.	300,508,244
1,018,530	Vertex Pharmaceuticals, Inc.(a)	505,934,407
		806,442,651
	Broadline Retail — 6.0%
4,127,048	Amazon.com, Inc.(a)	983,640,620
	Capital Markets — 1.7%
372,008	FactSet Research Systems, Inc.	85,591,601
2,124,575	SEI Investments Co.	186,346,473
		271,938,074
	Entertainment — 6.3%
9,706,830	Netflix, Inc.(a)	693,067,662
3,581,332	Walt Disney Co.	344,703,205
		1,037,770,867
	Financial Services — 5.7%
1,794,961	Block, Inc.(a)	136,417,036
2,330,991	Visa, Inc., Class A	799,739,702
		936,156,738
	Health Care Equipment & Supplies — 1.0%
431,051	Intuitive Surgical, Inc.(a)	171,420,362
	Hotels, Restaurants & Leisure — 2.5%
2,380,361	Starbucks Corp.	243,249,091
321,878	Yum China Holdings, Inc.	13,155,154
977,141	Yum! Brands, Inc.	156,205,760
		412,610,005
	Interactive Media & Services — 17.0%
3,698,473	Alphabet, Inc., Class A	1,321,723,296
1,159,463	Alphabet, Inc., Class C	409,673,062
1,863,142	Meta Platforms, Inc., Class A	1,049,489,258
		2,780,885,616
	IT Services — 2.4%
3,442,609	Shopify, Inc., Class A(a)	393,077,096
	Life Sciences Tools & Services — 1.7%
493,340	Illumina, Inc.(a)	86,743,972
372,126	Thermo Fisher Scientific, Inc.	186,569,091
		273,313,063
Shares	Description	Value (†)
	Machinery — 1.3%
332,771	Deere & Co.	$211,086,628
	Pharmaceuticals — 3.9%
1,408,513	Novartis AG, ADR	220,742,157
5,123,642	Novo Nordisk AS, ADR	245,627,398
3,207,564	Roche Holding AG, ADR	164,708,411
		631,077,966
	Semiconductors & Semiconductor Equipment — 12.6%
10,333,015	NVIDIA Corp.	2,067,532,971
	Software — 12.0%
1,600,494	Autodesk, Inc.(a)	311,168,044
1,976,914	Microsoft Corp.	737,428,460
4,157,059	Oracle Corp.	609,216,996
1,563,012	Salesforce, Inc.	244,861,460
560,913	Workday, Inc., Class A(a)	68,666,969
		1,971,341,929
	Textiles, Apparel & Luxury Goods — 0.5%
2,010,412	NIKE, Inc., Class B	82,527,413
	Total Common Stocks (Identified Cost $5,895,650,961)	16,034,037,130

Affiliated Exchange-Traded Funds — 1.1%
4,284,398	Natixis Loomis Sayles Focused Growth ETF (Identified Cost $133,847,928)	180,501,688

Principal Amount
Short-Term Investments — 0.6%
$90,785,383
Tri-Party Repurchase Agreement with Fixed
Income Clearing Corporation, dated 6/30/2026 at
2.150% to be repurchased at $90,790,805 on
7/01/2026 collateralized by $15,642,100
U.S. Treasury Inflation Indexed Bond, 1.750%
due 1/15/2028 valued at $24,821,301; $61,126,000
U.S. Treasury Note, 3.500% due 1/31/2028 valued
at $61,432,287; $6,215,000 U.S. Treasury Note,
4.250% due 1/15/2028 valued at $6,347,535
including accrued interest(b)
(Identified Cost $90,785,383)
		90,785,383
	Total Investments — 99.5% (Identified Cost $6,120,284,272)	16,305,324,201
	Other assets less liabilities — 0.5%	87,791,855
	Net Assets — 100.0%	$16,393,116,056

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of June 30, 2026, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
Affiliated Fund Transactions
A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended June 30, 2026, is as follows:
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of June 30, 2026	Distribution Received(2)
Natixis Loomis Sayles Focused Growth ETF	$190,279,112	$ —	$ —	$ —	$(9,777,424)	$180,501,688	4,284,398	$ —

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2026, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$16,034,037,130	$ —	$ —	$16,034,037,130
Affiliated Exchange-Traded Funds	180,501,688	—	—	180,501,688
Short-Term Investments	—	90,785,383	—	90,785,383
Total Investments	$16,214,538,818	$90,785,383	$—	$16,305,324,201

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.